Loans Receivables, net (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Financing Receivables

Financing receivables are comprised of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023

Loans receivable, gross	$51,138	$61,293
Less: Deferred loan fees	(1,273)	(1,772)
Less: Deposits	(867)	(1,056)
Plus: Deferred origination costs	257	360
Less: Allowance for credit losses	(868)	(695)
Loans receivable, net	$48,387	$58,130

Schedule of Commercial Loans - Construction Loan Portfolio Summary

The following is a summary of the loan portfolio to builders for home construction loans as of December 31, 2024 and 2023:

Year	Number of States	Number of Borrowers	Number of Loans	Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Loan Fee
2024	20	59	177	$99,462	$67,391	$48,004	68	%(3)	5%
2023	20	62	225	$117,169	$75,300	$51,788	64	%(3)	5%

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the commitment amount and dividing by the appraised value.

(3)	Represents the weighted average loan to value ratio of the loans.

Schedule of Commercial Loans - Real Estate Development Loan Portfolio Summary

The following is a summary of our loan portfolio to builders for land development as of December 31, 2024 and 2023:

Year	Number of States	Number of Borrowers	Number of Loans	Gross Value of Collateral(1)	Commitment Amount	Gross Amount Outstanding	Loan to Value Ratio(2)		Interest Spread(4)
2024	5	6	6	$7,459	$6,262	$3,134	42	%(3)	varies
2023	6	9	11	$23,873	$11,256	$9,505	40	%(3)	varies

(1)	The value is determined by the appraised value.

(2)	The loan to value ratio is calculated by taking the outstanding amount and dividing by the appraised value calculated as described above.

(3)	Represents the weighted average loan to value ratio of the loans.

(4)	The interest spread varies for the state of Pennsylvania and is 7% across other states.

Schedule of Construction and Development Loan Portfolio

The following is a roll forward of loan receivables, net of both construction and development loans:

	December 31, 2024	December 31, 2023

Beginning balance	$58,130	$56,650
Originations and modifications	40,728	58,216
Principal collections	(48,578)	(57,895)
Transferred from loans receivables, net	(2,306)	-
Change in builder deposit	190	(217)
Change in allowance for credit losses	(173)	1,832
Change in loan fees, net	396	(456)

Ending balance	$48,387	$58,130

Schedule of Gross Loan Receivable, Commitment Value and ACL Credit Rank Loan Pool Category

The following table presents the Company’s gross loans receivable, commitment value and ACL for each respective credit rank loan pool category as of December 31, 2024.

	Loans Receivable Gross	Commitment Value	ACL
Construction Loans Collectively Evaluated:
A Credit Risk	$39,277	$55,872	$215
B Credit Risk	2,817	3,883	38
C Credit Risk	939	1,851	25

Development Loans Collectively Evaluated:
A Credit Risk	$2,485	$5,500	$2
B Credit Risk	160	275	-
C Credit Risk	489	487	18

Unsecured Nonaccrual Loans Individually Evaluated:	$–	$–	$–

Secured Nonaccrual Loans Individually Evaluated:	$4,971	$5,785	$658

ACL Unfunded Commitments:	–	–	(88)

Total	$51,138	$73,653	$868

The following table presents the Company’s gross loans receivable, commitment value and ACL for each respective credit rank loan pool category as of December 31, 2023.

	Loans Receivable Gross	Commitment Value	ACL
Construction Loans Collectively Evaluated:
A Credit Risk	$40,252	$59,075	$211
B Credit Risk	5,718	10,339	32
C Credit Risk	–	–	–

Development Loans Collectively Evaluated:
A Credit Risk	$8,787	$9,793	$5
B Credit Risk	172	511	–
C Credit Risk	452	454	10

Unsecured Nonaccrual Loans Individually Evaluated	$86	$81	$86

Secured Nonaccrual Loans Individually Evaluated:	$5,826	$6,303	$351

ACL Unfunded Commitments	–	–	–

Total	$61,293	$86,556	$695

Schedule of Amortized Cost Basis of Loans on Nonaccrual Status and Loans

The following table presents the amortized cost basis of loans on nonaccrual status and loans past due over 89 days still accruing as of December 31, 2024:

	Nonaccrual with No Allowance for Credit Loss	Nonaccrual with Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing
Unsecured Nonaccrual Loans Individually Evaluated:	$–	$–	$–

Secured Nonaccrual Loans Individually Evaluated:	$1,427	$3,544	$–

Total	$1,427	$3,544	$–

The following table presents the amortized cost basis of loans on nonaccrual status and loans past due over 89 days still accruing as of December 31, 2023:

	Nonaccrual with No Allowance for Credit Loss	Nonaccrual with Allowance for Credit Loss	Loans Past Due Over 89 Days Still Accruing
Unsecured Nonaccrual Loans Individually Evaluated:	$–	$86	$–

Secured Nonaccrual Loans Individually Evaluated:	$2,495	$3,331	$–

Total	$2,495	$3,417	$–

Schedule of Aging of Gross Loan Portfolio

The following is an aging of our gross loan portfolio as of December 31, 2024:

	Gross Loan	Current	Past Due	Past Due	Past Due	Past Due
	Value	0 - 59	60 - 89	90 - 179	180 - 269	>270
Performing Loans
A Credit Risk	$41,763	$41,763	$–	$–	$–	$–
B Credit Risk	2,977	2,977	–	–	–	–
C Credit Risk	1,428	1,428	–	–	–	–

Forbearance Loans
Secured Nonaccrual Loans	4,476	–	–	1,057	–	3,419

Nonaccrual Loans
Unsecured Loans	–	–	–	–	–	–
Secured Loans	494	–	–	–	–	494
Total	$51,138	$46,168	$–	$1,057	$–	$3,913

The following is an aging of our gross loan portfolio as of December 31, 2023:

	Gross Loan	Current	Past Due	Past Due	Past Due	Past Due
	Value	0 - 59	60 - 89	90 - 179	180 - 269	>270
Performing Loans
A Credit Risk	$49,039	$49,039	$–	$–	$–	$–
B Credit Risk	5,890	5,890	–	–	–	–
C Credit Risk	452	452	–	–	–	–

Forbearance Loans
Secured Nonaccrual Loans	–	–	–	–	–	–

Nonaccrual Loans
Unsecured Loans	86	–	–	–	–	86
Secured Loans	5,826	–	881	1,497	1,641	1,807
Total	$61,293	$55,381	$881	$1,497	$1,641	$1,893

Summary of Aging Schedule of Loans Receivables on a Recency Basis

Below is an aging schedule of loans receivable as of December 31, 2024, on a recency basis:

	No. Loans	Unpaid Balances	%
Current loans (Current accounts and accounts on which more than 50% of an original contract payment was made in the last 59 days)	162	$46,168	90.2%
60-89 days	–	–	–%
90-179 days	5	1,057	2.1%
180-269 days	–	–	–%
>270 days	16	3,913	7.7%

Subtotal	183	$51,138	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	183	$51,138	100.0%

Below is an aging schedule of loans receivable as of December 31, 2023, on a recency basis:

	No. Loans	Unpaid Balances	%
Current loans (Current accounts and accounts on which more than 50% of an original contract payment was made in the last 59 days)	219	$55,381	90.4%
60-89 days	3	881	1.4%
90-179 days	3	1,497	2.4%
180-269 days	4	1,641	2.7%
>270 days	7	1,893	3.1%

Subtotal	236	$61,293	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	236	$61,293	100.0%

Schedule of Aging Schedule of Loans Receivables on a Contractual Basis

Below is an aging schedule of loans receivable as of December 31, 2024, on a contractual basis:

	No. Loans	Unpaid Balances	%
Contractual terms (All current Direct Loans and Sales Finance Contracts with installments past due less than 60 days from due date.)	162	$46,168	90.2%
60-89 days	–	–	–%
90-179 days	5	1,057	2.1%
180-269 days	–	–	–%
>270 days	16	3,913	7.7%

Subtotal	183	$51,138	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	183	$51,138	100.0%

Below is an ageing schedule of loans receivable as of December 31, 2023, on a contractual basis:

	No. Loans	Unpaid Balances	%
Contractual terms (All current Direct Loans and Sales Finance Contracts with installments past due less than 60 days from due date.)	219	$55,381	90.4%
60-89 days	3	881	1.4%
90-179 days	3	1,497	2.4
180-269 days	4	1,641	2.7%
>270 days	7	1,893	3.1%

Subtotal	236	$61,293	100.0%

Interest only accounts (Accounts on which interest, deferment, extension and/or default charges were received in the last 60 days)	–	$–	–%

Partial payment accounts (Accounts on which the total received in the last 60 days was less than 50% of the original contractual monthly payment. “Total received” to include interest on simple interest accounts, as well as late charges on deferment charges on pre-computed accounts.)	–	$–	–%

Total	236	$61,293	100.0%

Schedule of Allowance for Credit Losses

The following table provides a roll forward of the allowance for credit losses as of December 31, 2024:

	Performing Loans						Nonaccrual loans
	Construction			Development
	A Credit Risk	B Credit Risk	C Credit Risk	A Credit Risk	B Credit Risk	C Credit Risk	Secured	Unsecured	Total
Allowance for credit losses as of December 31, 2023	$(211)	$(32)	$–	$(5)	$–	$(10)	$(351)	$(86)	$(695)
Reclassification of ACL on unfunded commitments	59	19	–	–	–	–	–	–	78
Charge-offs	–	–	–	–	–	–	454	52	506
Recoveries	–	–	–	–	–	–	–	(6)	(6)
Provision for credit losses funded	2	(15)	(13)	4	–	(8)	(761)	40	(751)
Allowance for credit losses as of December 31, 2024	$(150)	$(28)	$(13)	$(1)	$–	$(18)	$(658)	$–	$(868)

Reserve for unfunded commitments as of December 31, 2023	$–	$–	$–	$–	$–	$–	$–	$–	$–
Reclassification of ACL on unfunded commitments	(59)	(19)	–	–	–	–	–	–	(78)
Provision for credit losses unfunded	(6)	9	(12)	(1)	–	–	–	–	(10)
Reserve for unfunded commitments as of December 31, 2024	$(65)	$(10)	$(12)	$(1)	$–	$–	$–	$–	$(88)

The following table provides a roll forward of the allowance for credit losses as of December 31,2023:

	Performing Loans						Nonaccrual loans
	Construction			Development
	A Credit Risk	B Credit Risk	C Credit Risk	A Credit Risk	B Credit Risk	C Credit Risk	Secured	Unsecured	Total
December 31, 2022	$(174)	$(66)	$(9)	$(37)	$(2)	$(7)	$(247)	$(1,985)	$(2,527)

Impact of the adoption of ASC 326	(33)	(1)	(12)	35	2	(30)	–	(139)	(178)
Charge-offs	–	–	–	–	–	–	132	2,610	2,742
Reduction in ACL for loan participations	5	–	–	–	–	–	–	–	5
Provision for credit losses	(9)	35	21	(3)	–	27	(236)	(572)	(737)

December 31, 2023	$(211)	$(32)	$–	$(5)	$–	$(10)	$(351)	$(86)	$(695)